UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John R. Dorfman
Title:  President
Phone:  617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                February 23, 2007
-------------------               ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $134,648
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                                VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP         (X1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ALLIANT TECHSYSTEMS INC         COM               018804104      3963       50689 SH           SOLE                 3963
APACHE CORP                     COM               037411105      5461       82105 SH           SOLE                 5461
ARMOR HOLDINGS INC              COM               042260109      2887       52628 SH           SOLE                 2887
ASHLAND INC NEW                 COM               044209104      4052       58573 SH           SOLE                 4052
ASTRAZENECA PLC                 SPONSORED ADR     046353108      5389      100330 SH           SOLE                 5389
AU OPTRONICS CORP               SPONSORED ADR     002255107      2768      200417 SH           SOLE                 2768
AUTOLIV INC                     COM               052800109      3257       54011 SH           SOLE                 3257
BANK OF AMERICA CORPORATION     COM               060505104       565       10581 SH           SOLE                  565
BANTA CORP                      COM               066821109      1842       50600 SH           SOLE                 1842
BIOSITE INC                     COM               090945106      1769       36220 SH           SOLE                 1769
CKE RESTAURANTS INC             COM               12561E105      2004      108926 SH           SOLE                 2004
COLUMBIA SPORTSWEAR CO          COM               198516106      7102      127500 SH           SOLE                 7102
COMMERCIAL METALS CO            COM               201723103     11022      427221 SH           SOLE                11022
CURTISS WRIGHT CORP             COM               231561101      4127       11290 SH           SOLE                 4127
DEVON ENERGY CORP NEW           COM               25179M103      4232       63092 SH           SOLE                 4232
ELECTRONIC DATA SYS NEW         COM               285661104      4211      152850 SH           SOLE                 4211
ENCORE WIRE CORP                COM               292562105      1949       88560 SH           SOLE                 1949
FIRST REP BK SAN FRANCISCO      COM               336158100      6710      171700 SH           SOLE                 6710
HEADWATERS INC                  COM               42210P102      1940       80951 SH           SOLE                 1940
HELEN OF TROY CORP LTD          COM               G4388N106      1875       77300 SH           SOLE                 1875
KINETIC CONCEPTS INC            COM NEW           49460W208      3325       84076 SH           SOLE                 3325
KOMAG INC                       COM NEW           500453204      1672       44150 SH           SOLE                 1672
LANDAMERICA FINL GROUP INC      COM               514936103      2460       38979 SH           SOLE                 2460
LINCOLN ELEC HLDGS INC          COM               533900106      2307       38180 SH           SOLE                 2307
MB FINANCIAL INC NEW            COM               55264U108      2781       73934 SH           SOLE                 2781
MERCHANTS BANCSHARES            COM               588448100       662       28796 SH           SOLE                  662
MERCURY GENL CORP NEW           COM               589400100      2361       44767 SH           SOLE                 2361
NAM TAI ELECTRS INC             COM PAR $0.02     629865205      6132      403700 SH           SOLE                 6132
OMNIVISION TECHNOLOGIES INC     COM               682128103      1380      101100 SH           SOLE                 1380
OVERSEAS SHIPHOLDING GROUP I    COM               690368105      2229       39600 SH           SOLE                 2229
PALM INC NEW                    COM               696643105      2483      176248 SH           SOLE                 2483
PFIZER INC                      COM               717081103       329       12705 SH           SOLE                  329
POGO PRODUCING CO               COM               730448107      1901       39250 SH           SOLE                 1901
ROFIN SINAR TECHNOLOGIES INC    COM               775043102      2158       35700 SH           SOLE                 2158
SCHNITZER STL INDS              CL A              806882106      4208      105992 SH           SOLE                 4208
ST MARY LD & EXPL CO            COM               792228108      1387       37637 SH           SOLE                 1387
SEABOARD CORP                   COM               811543107      3454        1957 SH           SOLE                 3454
TESORO CORP                     COM               881609101      2169       32975 SH           SOLE                 2169
TSAKOS ENERGY NAVIGATION LTD    SHS               G9108L108      4399       95839 SH           SOLE                 4399
UNITED INDL CORP                COM               G10671106      1270       25034 SH           SOLE                 1270
UNITED ONLINE INC               COM               911268100      4044      304527 SH           SOLE                 4044
WESTAR ENERGY INC               COM               95709T100      3107      119677 SH           SOLE                 3107
CIMAREX ENERGY CO               COM               171798101       182       32000 SH    CALL   SOLE                32000
CONSECO INC                     COM NEW           208464883       184       75000 SH    CALL   SOLE                75000
FOSTER WHEELER LTD              SHS NEW           G36535139       172       24200 SH    PUT    SOLE                24200
MCCLATCHY CO                    CL A              579489105       193       34500 SH    CALL   SOLE                34500
PATTERSON UTI ENERGY INC        COM               703481101       191       58000 SH    CALL   SOLE                58000
SCHNITZER STL INDS              CL A              806882106       383       26200 SH    CALL   SOLE                26200
                                                               134648


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